Condensed Consolidated Statements of Cash Flows - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Cash flows from operating activities
Net loss	$ (56,343)	$ (2,867)	$ (404,064)	$ (13,141)	$ (38,127)	$ (129,312)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization			34,050	15,589
Stock-based compensation			24,081
Impairment expense intangibles			88,059
Impairment expense goodwill			148,622
Loss on deconsolidation of Nexway, net of cash retained by Nexway			8,564
Common stock issued in connection with note payable			67
Loss on issuance of notes, bonds and warrants			13,507
Issuance of common stock in connection with cancellation of a consulting agreement				13
Issuance of common stock for services rendered				101
Non-cash expense relating to issuance of warrants and common stock			2,209
Gain on sale of assets			(7,631)
Amortization of debt discount			12,271	501
Deferred income tax benefit			(20,589)	(3,234)
Change in fair value of derivative liability			426	(1,017)
Gain (loss) on extinguishment of debt			9,827
Change in fair value of warrant liabilities			(9,143)
Change in fair value of subsidiary warrant liability			(3)	(4,432)
Change in fair value of shares settled liability			1,665
Change in fair value of profit share liability			148
Unrealized gain on equity method investments			(2,614)
Amortization of right-of-use assets			434	46
Accrued interest on note payable			244	557
Foreign exchange loss			1,010
Other adjustments			(56)	(636)
Changes in operating assets and liabilities of business, net of acquisitions:
Accounts receivable			(2,071)	3,620
Prepaid expenses and other current and long-term assets			(10,558)	(100)
Accounts payable			7,881	2,819
Accrued expenses			(11,569)	617
Due from related parties			36,589
Deferred revenue			6,615
Lease liability			(421)	(46)
Net cash (used in) provided by operating activities			(72,450)	1,257
Cash flows from investing activities
Investment in Panda Productions (HK) Limited				(1,050)
Purchases of property and equipment			(103)
Advance to fuboTV Pre-Merger			(10,000)
Acquisition of fuboTV's Pre-Merger cash and cash equivalents and restricted cash			9,373
Acquisition of FaceBank AG and Nexway, net of cash paid				2,300
Sale of Facebank AG			(619)
Sale of profit interest in investment in Panda Productions (HK) Limited				655
Purchase of intangible assets				(250)
Payments for leasehold improvements				(9)
Lease security deposit				(21)
Net cash (used in) provided by investing activities			(1,349)	1,625
Cash flows from financing activities
Proceeds from sale of common stock and warrants			97,142	2,916
Proceeds from exercise of stock options			324
Proceeds from issuance of convertible notes			3,003	275
Repayments of convertible notes			(3,913)	(523)
Proceeds from borrowings					300
Repayment of borrowings			(1,600)
Proceeds from issuance Series D Preferred Stock			203	450
Redemption of Series D Preferred Stock			(883)
Proceeds from loans			33,649
Repayments of notes payable			(14,143)
Proceeds from sale of subsidiary's common stock				65
Repayments of short-term borrowings			(8,407)
Repayments to related parties notes				410
Repayments of note payable related party			(333)	(259)
Repayments to related parties			(328)	(351)
Net cash provided by financing activities			106,314	2,983
Net increase in cash and restricted cash			32,515	5,865
Cash and cash equivalents and restricted cash, beginning of period	7,624	31	7,624	31	31
Cash and cash equivalents and restricted cash, end of period			40,139	5,896	7,624	31
SUPPLEMENTAL DISCLOSURE AND NON-CASH INVESTING AND FINANCING INFORMATION:
Cash paid for interest			6,161	170
Cash paid for income taxes
Non cash financing and investing activities:
Issuance of convertible preferred stock for Merger			566,124
Reclass of shares settled liability for intangible asset to stock-based compensation			1,000
Settlement of share settled liability			9,054
Issuance of common stock to original owners of Facebank AG			12,395
Issuance of common stock - subsidiary share exchange			2,042
Common stock issued in connection with note payable			259
Issuance of common stock upon acquisition of Facebank AG and Nexway				8,250
Accrued Series D Preferred Stock dividends			17	5
Deemed dividend related to immediate accretion of redemption feature of convertible preferred stock			171	379
Common stock issued for lease settlement				130
Fubo TV Pre-Merger [Member]
Cash flows from operating activities
Net loss	(35,958)	(37,783)			(173,701)	(129,312)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	135	119			616	440
Stock-based compensation	368	376			1,511	952
Change in fair value of derivative liability						4,697
Non-cash interest expense		132			160	1,032
Amortization of debt issuance costs	11	11			43	32
Changes in operating assets and liabilities of business, net of acquisitions:
Accounts receivable	(26)	(958)			(2,108)	(3,211)
Prepaid affiliate rights					242	14,681
Prepaid expenses and other current and long-term assets	(77)	(146)			(625)	(294)
Accounts payable, accrued expenses and other current and long-term liabilities					52,612	16,526
Accounts payable	20,318	2,533			14,490	20,093
Accrued expenses and other liabilities	922	10,467
Deferred revenue	(698)	(155)			5,007	2,540
Deferred rent					(154)	(106)
Net cash (used in) provided by operating activities	(15,005)	(25,506)			(102,009)	(77,153)
Cash flows from investing activities
Capital expenditures	(29)	(12)			(136)	(434)
Net cash (used in) provided by investing activities	(29)	(12)			(136)	(434)
Cash flows from financing activities
Proceeds from exercise of stock options	18	2			174	84
Proceeds from issuance of convertible notes		16,150
Proceeds from borrowings	10,000				16,150	3,050
Repayment of borrowings	(1,250)	(5,000)			(5,000)
Issuance cost related to term loan						(204)
Proceeds from issuance of convertible preferred stock, net		49,705			90,549	46,294
Proceeds from loans						25,000
Net cash provided by financing activities	8,768	60,857			101,873	74,224
Net increase in cash and restricted cash	(6,266)	35,339			(272)	(3,363)
Cash and cash equivalents and restricted cash, beginning of period	15,639	15,911	$ 15,639	$ 15,911	15,911	19,274
Cash and cash equivalents and restricted cash, end of period	9,373	51,250			15,639	15,911
SUPPLEMENTAL DISCLOSURE AND NON-CASH INVESTING AND FINANCING INFORMATION:
Cash paid for interest	452	529			1,972	1,426
Cash paid for income taxes	1				3	4
Landlord incentive obligation						1,252
Non cash financing and investing activities:
Common stock issued in connection with note payable		$ 11,208			$ 11,208	$ 23,083